Business Combination - Schedule of Fair Value of Consideration Paid (Details) - Predecessor [Member] - USD ($) $ in Thousands		2 Months Ended	6 Months Ended
	Mar. 15, 2018	Mar. 14, 2018	Jun. 30, 2017
Cash consideration paid	$ 86,178
Common stock issued to former stockholders, option holders, and bonus recipients of Lazy Days' R.V. Center, Inc.	29,400
Total consideration	$ 115,578